Transfers of Financial Assets (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Retained interests [member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Fair value of financial assets the Bank has continuing involvement	$ 1.0	$ 3.0
US Residential Mortgages Originated By Bank [Member] | Servicing Rights [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Fair value of financial assets the Bank has continuing involvement	133.0	150.0
Carrying value of assets the Bank has continuing involvement	81.0	92.0
Gain or loss on sale of the loans	$ (3.0)	$ (40.0)